Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	2,890,000
Proposed Maximum Offering Price per Unit	45.945
Maximum Aggregate Offering Price	$ 132,781,050.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,337.06
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers any additional ordinary shares that may become issuable under the Sensata Technologies Holding plc 2021 Equity Incentive Plan, as amended, by reason of any stock split, stock dividend, recapitalization, or other similar transaction. (2) Estimated solely for the purpose to calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, based upon the average of the high and low sales prices of the Registrant's ordinary shares as reported on the New York Stock Exchange on July 27, 2026.